SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Finished goods	$ 1,976	$ 1,477
Less: Inventory reserve	(1,976)
Finished goods, net		1,477
Finished goods-short term		336
Finished goods-long term		$ 1,141